Income Taxes (Net Operating Loss Carryforwards Expire Date) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Operating Loss Carryforwards [Line Items]
2017	¥ 366
2018	92,434
2019	32,184
2020	18,161
2021	85,722
Thereafter	279,902
Indefinite period	31,027
Total	¥ 539,796